COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

19.COMMITMENTS AND CONTINGENCIES

(1)Commitments

Lease commitment

The Group has operating lease agreements for warehouses and offices. Rent expenses under operating leases for the years ended December 31, 2012, 2013 and 2014 were $2,074, $3,005 and $3,906, respectively. Future minimum lease payments under non-cancellable operating lease agreements as of December 31, 2014 are as follows:

2015	$4,388
2016	1,201
2017	344
$5,933

(2)Contingencies

The Company’s PRC subsidiary, VIE and VIE’s subsidiary, have not fully paid the contributions for employee benefit plans as required by applicable PRC regulations. While the Company believes it has made adequate provision of such outstanding amounts in the audited consolidated financial statements, prior failure to make payments may be in violation of applicable PRC labor-related laws and the Group may be subject to a maximum of 3 times fines if it fails to rectify any such breaches within the period prescribed by the relevant authorities. As of December 31, 2014, there had been no actions initiated by the relevant  authorities. The Group is unable to reasonably estimate the actual amount of fines and penalty that may rise if the authorities were to become aware of the non-compliance and were to take action.

The Company’s PRC subsidiary, VIEs and VIEs’ subsidiary did not withhold appropriate amount of individual income tax prior to its IPO as required by applicable PRC tax laws. While the Company believes it has made adequate provision of such outstanding amounts in the consolidated financial statements, and in March 2013, the accrued amounts were substantially paid by the Company on a voluntary basis to the relevant tax authority, the Company may still be subject to future fines or levies for such non-compliance. As of December 31, 2014, there had been no actions initiated by the relevant authorities. The Group is unable to reasonably estimate the actual amount of fines or levies that may rise if the authorities were to take action.

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material effect on its business or financial condition.

On August 27, 2013, the Company was named as a defendant in the first of three putative shareholder class action lawsuits filed in the United States District Court for the Southern District of New York. These three actions have been consolidated under the master caption In re LightInTheBox Holding Co., Ltd. Securities Litigation, No. 13-cv-6016. On March 14, 2014, the lead plaintiff filed a consolidated second amended complaint purportedly on behalf of a class of purchasers of the Company’s ADSs during the period from June 6, 2013 to August 19, 2013, inclusive. The complaint generally alleges that the registration statement and prospectus filed in connection with the Company’s initial public offering contained misrepresentations regarding the Company’s customers, revenue growth, marketing efforts, and costs of revenue, and failed to disclose, among other things, a decline in the sales of the Company’s apparel business during the second quarter of 2013. Plaintiff asserts claims and seeks unspecified damages against the Company and/or certain of the current and former executive officers for violation of sections 10(b) and 20(a) of the Exchange Act. On April 17, 2014, the court granted the Company leave to move to dismiss the complaint for failure to state a claim as a matter of law. On July 17, 2014, the Company and lead plaintiff participated in a mediation, and reached an agreement-in-principle to settle the consolidated action. On September 4, 2014, the parties executed Settlement Agreement (the “Settlement”) memorializing their agreement.  Pursuant to the Settlement, the Company would contribute $1,550 to a settlement fund, and lead plaintiff, on behalf of the settlement class, would release all claims against the Company and Defendants the current and former executive officer.  As a result, The Group subsequently paid $1,550 settlement cost, and recorded such settlement cost in the general and administrative expenses for the year ended December 31, 2014.